As filed with the Securities and Exchange Commission on or about January 13, 2022

Registration Statement File No. 333-45039

Registration Statement File No. 811-08619

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐   Pre-Effective Amendment No.

☒   Post-Effective Amendment No. 34

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

☒   Amendment No. 211

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number, Including Area Code)

John E. Deitelbaum

Head of MMUS Law

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on February 11, 2022 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on ___________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 28 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Amendment No. 203 was filed under the Investment Company Act of 1940 on June 25, 2021 (collectively, the “Amendments”), and pursuant to Rule 485(a)(1) would have become effective on August 24, 2021. Post-Effective Amendment No. 29 and Amendment No. 204 were filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 22, 2021 as the new date upon which the Amendments shall become effective. Post-Effective Amendment No. 30 and Amendment No. 206 were filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 21, 2021 as the new date upon which the Amendments shall become effective. Post-Effective Amendment No. 31 and Amendment No. 207 were filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 19, 2021 as the new date upon which the Amendments shall become effective. Post-Effective Amendment No. 32 and Amendment No. 208 were filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 17, 2021 as the new date upon which the Amendments shall become effective. Post-Effective Amendment No. 33 and Amendment No. 210 were filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 14, 2022 as the new date upon which the Amendments shall become effective. This Post-Effective Amendment No. 34 and Amendment No. 211 are being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 11, 2022 as the new date upon which the Amendments shall become effective.

PARTS A, B, AND C

The Prospectus dated May 1, 2021 is incorporated into Part A of this Post-Effective Amendment No. 34 by reference to Registrant’s filings under Rule 485(b) as filed on April 28, 2021 and Rule 485(a) as filed on June 25, 2021.

The Statement of Additional Information dated May 1, 2021 is incorporated into Part B of this Post-Effective Amendment No. 34 by reference to Registrant’s filings under Rule 485(b) as filed on April 28, 2021 and Rule 485(a) as filed on June 25, 2021.

The Other Information section is incorporated into Part C of this Post-Effective Amendment No. 34 by reference to Registrant’s filing under Rule 485(a) as filed on June 25, 2021.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf, duly authorized, in the City of Springfield, and the Commonwealth of Massachusetts on this 13th day of January, 2022.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

By:	ROGER W. CRANDALL*
Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature**	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	January 13, 2022
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	January 13, 2022
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Corporate Controller	January 13, 2022
Sean Newth	(principal accounting officer)

MARK T. BERTOLINI *	Director	January 13, 2022
Mark T. Bertolini

KAREN H. BECHTEL *	Director	January 13, 2022
Karen H. Betchel

KATHLEEN A. CORBET *	Director	January 13, 2022
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	January 13, 2022
James H. DeGraffenreidt, Jr.

ISABELLA D. GOREN *	Director	January 13, 2022
Isabella D. Goren

Director
Michelle K. Lee

JEFFREY M. LEIDEN *	Director	January 13, 2022
Jeffrey M. Leiden

LAURA J. SEN *	Director	January 13, 2022
Laura J. Sen

WILLIAM T. SPITZ *	Director	January 13, 2022
William T. Spitz

H. TODD STITZER *	Director	January 13, 2022
H. Todd Stitzer

/s/ JOHN E. DEITELBAUM
* John E. Deitelbaum
Attorney-in-Fact pursuant to Powers of Attorney

** Majority of Directors